MINERAL PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) ha oz $ / shares shares
Statement [Line Items]
Mineral Property, Plant And Equipment 1	$ 11,334
Mineral Property, Plant And Equipment 2	17,200
Mineral Property, Plant And Equipment 3	$ 187
Mineral Property, Plant And Equipment 4	3.00%
Mineral Property, Plant And Equipment 5	$ 1,022
Mineral Property, Plant And Equipment 6	1,191
Mineral Property, Plant And Equipment 7	$ 1,000
Mineral Property, Plant And Equipment 8 | shares	2,147,239
Mineral Property, Plant And Equipment 9 | oz	165
Mineral Property, Plant And Equipment 10	100.00%
Mineral Property, Plant And Equipment 11 | ha	3,990
Mineral Property, Plant And Equipment 12	28
Mineral Property, Plant And Equipment 13	22
Mineral Property, Plant And Equipment 14	1.50%
Mineral Property, Plant And Equipment 15	3.00%
Mineral Property, Plant And Equipment 16	500
Mineral Property, Plant And Equipment 17	1,632,000
Mineral Property, Plant And Equipment 18	$ 90
Mineral Property, Plant And Equipment 19 | shares	2,147,239
Mineral Property, Plant And Equipment 20 | $ / shares	$ 3.05
Mineral Property, Plant And Equipment 21	$ 20
Mineral Property, Plant And Equipment 22 | oz	110
Mineral Property, Plant And Equipment 23 | oz	55
Mineral Property, Plant And Equipment 24	100.00%
Mineral Property, Plant And Equipment 25	$ 500
Mineral Property, Plant And Equipment 26 | shares	154,321
Mineral Property, Plant And Equipment 27 | $ / shares	$ 3.24
Mineral Property, Plant And Equipment 28	10
Mineral Property, Plant And Equipment 29	100.00%
Mineral Property, Plant And Equipment 30	3.00%
Mineral Property, Plant And Equipment 31	$ 400
Mineral Property, Plant And Equipment 32	100.00%
Mineral Property, Plant And Equipment 33	$ 2,750
Mineral Property, Plant And Equipment 34	2.00%
Mineral Property, Plant And Equipment 35	100.00%
Mineral Property, Plant And Equipment 36	$ 5,300
Mineral Property, Plant And Equipment 37 | shares	1,198,083
Mineral Property, Plant And Equipment 38 | $ / shares	$ 4.39
Mineral Property, Plant And Equipment 39	$ 2,000
Mineral Property, Plant And Equipment 40	43
Mineral Property, Plant And Equipment 41	101
Mineral Property, Plant And Equipment 42	43
Mineral Property, Plant And Equipment 43	101
Mineral Property, Plant And Equipment 44	$ 200
Mineral Property, Plant And Equipment 45	10
Mineral Property, Plant And Equipment 46	43
Mineral Property, Plant And Equipment 47	101
Mineral Property, Plant And Equipment 48	1.00%
Mineral Property, Plant And Equipment 49	$ 417
Mineral Property, Plant And Equipment 50	2.00%